Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 95.78%
Banking — 20.20%
Bank of America
5.518% 10/25/35 μ	206,000	$ 202,205
5.819% 9/15/29 μ	295,000	305,771
6.204% 11/10/28 μ	185,000	192,307
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	250,000	249,111
4.942% 2/11/31 μ	115,000	116,046
6.30% 3/20/30 μ, ψ	100,000	102,742

Barclays 9.625% 12/15/29 μ, ψ	200,000	219,870
Citigroup
5.612% 3/4/56 μ	95,000	92,861
6.02% 1/24/36 μ	350,000	353,477

Citizens Financial Group 5.253% 3/5/31 μ	205,000	206,148
Deutsche Bank
6.72% 1/18/29 μ	150,000	157,053
7.146% 7/13/27 μ	150,000	154,229

First Citizens BancShares 6.254% 3/12/40 μ	200,000	196,749
Goldman Sachs Group
5.049% 7/23/30 μ	160,000	161,361
6.484% 10/24/29 μ	85,000	89,806
7.50% 5/10/29 μ, ψ	145,000	152,450
JPMorgan Chase & Co.
5.14% 1/24/31 μ	90,000	91,423
5.571% 4/22/28 μ	35,000	35,703
6.254% 10/23/34 μ	292,000	313,713

KeyCorp 5.121% 4/4/31 μ	200,000	200,957
Morgan Stanley
5.831% 4/19/35 μ	153,000	158,625
6.407% 11/1/29 μ	168,000	177,349
6.627% 11/1/34 μ	190,000	207,309

NatWest Markets 144A 5.551% 3/21/30 #, •	305,000	307,121
PNC Financial Services Group 5.575% 1/29/36 μ	160,000	162,920
Popular 7.25% 3/13/28	195,000	202,336
State Street 6.123% 11/21/34 μ	170,000	178,971
Truist Bank 4.632% 9/17/29 μ	195,000	190,927
Truist Financial 4.95% 9/1/25 μ, ψ	110,000	109,471
UBS Group
144A 7.125% 8/10/34 #, μ, ψ	200,000	197,223
144A 9.25% 11/13/28 #, μ, ψ	200,000	217,708
US Bancorp
2.491% 11/3/36 μ	115,000	95,560
5.046% 2/12/31 μ	115,000	115,971
5.424% 2/12/36 μ	65,000	65,423
6.787% 10/26/27 μ	180,000	186,031

Wells Fargo & Co. 5.244% 1/24/31 μ	155,000	157,632
		6,324,559
Basic Industry — 3.64%
Dow Chemical 5.95% 3/15/55	175,000	169,497
Freeport-McMoRan 5.45% 3/15/43	260,000	244,014
Nucor 5.10% 6/1/35	80,000	78,917
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Rio Tinto Finance USA
5.00% 3/14/32	75,000	$ 75,364
5.25% 3/14/35	245,000	246,975
5.75% 3/14/55	120,000	120,284
Steel Dynamics
5.25% 5/15/35	120,000	118,906
5.75% 5/15/55	90,000	87,271
		1,141,228
Brokerage — 2.84%
Apollo Global Management 6.00% 12/15/54 μ	95,000	91,999
BGC Group 144A 6.15% 4/2/30 #	100,000	99,616
Blackstone Reg Finance 5.00% 12/6/34	165,000	162,736
Brookfield Finance 5.813% 3/3/55	155,000	151,351
Jefferies Financial Group
6.20% 4/14/34	285,000	290,669
6.50% 1/20/43	90,000	91,765
		888,136
Capital Goods — 6.35%
Amcor Flexibles North America 144A 5.10% 3/17/30 #	110,000	110,938
Amphenol 2.20% 9/15/31	20,000	17,169
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	382,711
BAE Systems 144A 5.125% 3/26/29 #	200,000	203,152
Boeing
2.196% 2/4/26	365,000	357,186
6.858% 5/1/54	115,000	125,017

Ferguson Enterprises 5.00% 10/3/34	155,000	150,962
Northrop Grumman
4.03% 10/15/47	50,000	39,962
4.75% 6/1/43	35,000	31,640
5.20% 6/1/54	55,000	51,551
Republic Services
4.75% 7/15/30	335,000	336,774
5.15% 3/15/35	70,000	70,457

Waste Management 5.35% 10/15/54	115,000	112,326
		1,989,845
Communications — 8.36%
American Tower
5.00% 1/31/30	100,000	100,860
5.20% 2/15/29	45,000	45,729
AT&T
3.50% 9/15/53	325,000	221,785
6.30% 1/15/38	255,000	277,500
NQ-FL9 [0325] 0525 (4472020)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CCO Holdings
144A 4.75% 2/1/32 #	110,000	$ 97,800
144A 6.375% 9/1/29 #	70,000	69,846

Charter Communications Operating 3.85% 4/1/61	365,000	221,851
Meta Platforms
4.55% 8/15/31	85,000	85,236
4.75% 8/15/34	140,000	139,058
5.40% 8/15/54	275,000	269,642

Rogers Communications 5.30% 2/15/34	280,000	274,951
Sprint Capital 6.875% 11/15/28	165,000	176,205
Time Warner Cable 7.30% 7/1/38	100,000	105,052
T-Mobile USA
5.125% 5/15/32	45,000	45,301
5.50% 1/15/55	90,000	85,669
5.875% 11/15/55	235,000	236,746

Verizon Communications 2.875% 11/20/50	265,000	165,163
		2,618,394
Consumer Cyclical — 2.22%
Ford Motor Credit 6.80% 5/12/28	200,000	205,483
General Motors Financial
5.45% 9/6/34	105,000	101,304
5.90% 1/7/35	150,000	148,647
5.95% 4/4/34	131,000	130,431
VICI Properties
4.75% 4/1/28	55,000	55,148
5.625% 4/1/35	55,000	54,731
		695,744
Consumer Non-Cyclical — 11.93%
AbbVie
5.35% 3/15/44	310,000	306,768
5.60% 3/15/55	80,000	81,022

Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	150,188
Bunge Limited Finance
2.75% 5/14/31	85,000	75,359
4.20% 9/17/29	285,000	280,226

Coca-Cola Consolidated 5.25% 6/1/29	335,000	342,460
Eli Lilly & Co.
4.75% 2/12/30	60,000	60,936
5.10% 2/12/35	290,000	295,835
5.50% 2/12/55	80,000	81,059

Gilead Sciences 4.80% 4/1/44	270,000	246,587
HCA
5.45% 9/15/34	245,000	242,977
6.00% 4/1/54	130,000	125,873
6.20% 3/1/55	50,000	49,676
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mars
144A 4.80% 3/1/30 #	155,000	$ 155,925
144A 5.20% 3/1/35 #	135,000	135,727
144A 5.65% 5/1/45 #	90,000	90,250
144A 5.70% 5/1/55 #	110,000	109,986

PepsiCo 5.00% 2/7/35	265,000	267,499
Stryker
4.85% 2/10/30	70,000	70,719
5.20% 2/10/35	240,000	242,409
Sysco
5.10% 9/23/30	250,000	253,854
5.40% 3/23/35	70,000	70,529
		3,735,864
Electric — 7.99%
AEP Texas 5.45% 5/15/29	105,000	107,508
Alabama Power 5.10% 4/2/35	140,000	140,064
Ameren Illinois 5.625% 3/1/55	65,000	64,773
Appalachian Power 4.50% 8/1/32	190,000	182,106
Baltimore Gas and Electric 5.65% 6/1/54	105,000	103,158
CenterPoint Energy Houston Electric 5.20% 10/1/28	71,000	72,710
Constellation Energy Generation 5.75% 3/15/54	170,000	163,746
Dominion Energy Series A 6.875% 2/1/55 μ	255,000	264,095
Entergy Mississippi 5.80% 4/15/55	200,000	199,285
Fells Point Funding Trust 144A 3.046% 1/31/27 #	140,000	135,692
Oglethorpe Power
3.75% 8/1/50	110,000	77,950
4.50% 4/1/47	210,000	172,183
5.25% 9/1/50	225,000	203,504
6.20% 12/1/53	30,000	30,734

Oklahoma Gas and Electric 5.80% 4/1/55	40,000	39,911
Pacific Gas & Electric
3.50% 8/1/50	115,000	76,526
5.55% 5/15/29	75,000	76,055

Pacific Gas and Electric 4.20% 6/1/41	65,000	51,841
PacifiCorp 2.90% 6/15/52	225,000	135,362
Virginia Electric and Power 5.15% 3/15/35	125,000	124,129
Vistra Operations 144A 5.70% 12/30/34 #	80,000	79,661
		2,500,993
Energy — 4.58%
ConocoPhillips
5.50% 1/15/55	120,000	116,062
5.55% 3/15/54	205,000	198,695

Enbridge 7.20% 6/27/54 μ	135,000	136,563

2    NQ-FL9 [0325] 0525 (4472020)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.20% 4/1/55	110,000	$ 109,140
6.25% 4/15/49	140,000	139,011
6.50% 11/15/26 μ, ψ	385,000	385,509
Enterprise Products Operating
4.95% 2/15/35	80,000	78,922
5.55% 2/16/55	75,000	72,899

ONEOK 5.70% 11/1/54	160,000	149,861
Transcanada Trust 5.625% 5/20/75 μ	47,000	47,074
		1,433,736
Finance Companies — 5.19%
AerCap Ireland Capital DAC 3.85% 10/29/41	150,000	118,776
Air Lease 4.125% 12/15/26 μ, ψ	159,000	151,324
Apollo Debt Solutions
6.70% 7/29/31	108,000	111,492
6.90% 4/13/29	80,000	83,036

Ares Capital 5.95% 7/15/29	150,000	152,508
Ares Strategic Income Fund 144A 5.70% 3/15/28 #	139,000	139,038
Aviation Capital Group 144A 1.95% 9/20/26 #	215,000	206,552
Avolon Holdings Funding 144A 5.375% 5/30/30 #	100,000	100,166
Blackstone Private Credit Fund 144A 5.60% 11/22/29 #	75,000	74,402
Blackstone Secured Lending Fund 5.30% 6/30/30	100,000	98,276
Blue Owl Credit Income
144A 5.80% 3/15/30 #	91,000	89,276
144A 6.60% 9/15/29 #	45,000	45,748

Blue Owl Technology Finance 144A 6.10% 3/15/28 #	80,000	79,815
HPS Corporate Lending Fund
144A 5.45% 1/14/28 #	120,000	119,642
144A 5.95% 4/14/32 #	55,000	54,277
		1,624,328
Insurance — 8.18%
200 Park Funding Trust 144A 5.74% 2/15/55 #	100,000	99,312
Arthur J Gallagher & Co.
4.85% 12/15/29	45,000	45,332
5.00% 2/15/32	45,000	45,026
5.55% 2/15/55	210,000	201,664
Athene Global Funding
144A 1.985% 8/19/28 #	157,000	143,124
144A 2.50% 3/24/28 #	110,000	102,947

Athene Holding 6.625% 10/15/54 μ	110,000	109,201
Beacon Funding Trust 144A 6.266% 8/15/54 #	175,000	174,617
Equitable Financial Life Global Funding 144A 5.00% 3/27/30 #	200,000	200,932
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

High Street Funding Trust III 144A 5.807% 2/15/55 #	245,000	$ 241,835
Marsh & McLennan 5.35% 11/15/44	310,000	303,156
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	245,000	247,159
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	240,000	243,530
Pine Street Trust III 144A 6.223% 5/15/54 #	145,000	148,654
Prudential Financial 5.20% 3/14/35	165,000	165,288
Reinsurance Group of America 6.65% 9/15/55 μ	90,000	88,843
		2,560,620
Natural Gas — 1.56%
NiSource 5.85% 4/1/55	75,000	74,620
Sempra
4.875% 10/15/25 μ, ψ	219,000	217,453
6.40% 10/1/54 μ	205,000	194,953
		487,026
Real Estate Investment Trusts — 1.42%
Americold Realty Operating Partnership 5.60% 5/15/32	40,000	40,175
Brixmor Operating Partnership 5.20% 4/1/32	205,000	204,783
Extra Space Storage 5.40% 6/15/35	200,000	198,947
		443,905
Technology — 9.89%
Accenture Capital
4.05% 10/4/29	185,000	182,438
4.25% 10/4/31	85,000	83,480
Broadcom
144A 3.187% 11/15/36 #	50,000	41,062
144A 4.926% 5/15/37 #	45,000	43,286
5.05% 7/12/29	300,000	304,243

CDW 3.276% 12/1/28	435,000	410,675
CoStar Group 144A 2.80% 7/15/30 #	175,000	155,889
Entegris 144A 4.75% 4/15/29 #	140,000	135,090
Foundry JV Holdco 144A 6.10% 1/25/36 #	200,000	204,997
KLA 4.95% 7/15/52	70,000	64,183
Leidos 5.50% 3/15/35	125,000	124,679
Marvell Technology 1.65% 4/15/26	210,000	203,818
Oracle
3.60% 4/1/50	70,000	48,670
5.25% 2/3/32	60,000	60,801
6.00% 8/3/55	70,000	69,959
6.125% 7/8/39	150,000	156,515
NQ-FL9 [0325] 0525 (4472020)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Roper Technologies
4.75% 2/15/32	85,000	$ 84,101
4.90% 10/15/34	100,000	97,783

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	139,911
Synopsys
5.15% 4/1/35	95,000	95,537
5.70% 4/1/55	75,000	74,522

Verisk Analytics 5.25% 3/15/35	315,000	314,835
		3,096,474
Transportation — 1.43%
CSX 4.75% 5/30/42	149,000	136,873
Union Pacific
5.10% 2/20/35	195,000	196,757
5.60% 12/1/54	115,000	115,605
		449,235
Total Corporate Bonds (cost $30,419,275)		29,990,087

Non-Agency Asset-Backed Securities — 1.32%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	400,000	412,747
Total Non-Agency Asset-Backed Securities (cost $399,861)		412,747

Loan Agreements — 0.20%
Capital Goods — 0.20%
Standard Industries 6.069% (SOFR01M + 1.75%) 9/22/28 •	62,071	62,104
Total Loan Agreements (cost $62,071)		62,104
	Number of shares
Common Stock — 0.00%
Financials — 0.00%
MNSN Holdings =, †	241	1,024
Total Common Stock (cost $1,808)		1,024

Preferred Stock — 0.43%
Financials — 0.43%
SVB Financial Trust 11/7/32 †	277	135,730
Total Preferred Stock (cost $140,142)		135,730

Short-Term Investments — 2.23%
Money Market Mutual Funds — 2.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	174,638	174,638
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	174,638	$ 174,638
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	174,638	174,638
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	174,639	174,639
Total Short-Term Investments (cost $698,553)		698,553

Total Value of Securities—99.96% (cost $31,721,710)		31,300,245
Receivables and Other Assets Net of Liabilities—0.04%★		11,019
Net Assets Applicable to 3,588,157 Shares Outstanding—100.00%		$31,311,264
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $6,187,552, which represents 19.76% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $25,545 cash collateral held at broker for futures contracts as of March 31, 2025.

4    NQ-FL9 [0325] 0525 (4472020)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(4)	US Treasury 5 yr Notes	$(432,625)	$(430,459)	6/30/25	$—	$(2,166)	$125
17	US Treasury 10 yr Notes	1,890,719	1,882,449	6/18/25	8,270	—	265
(19)	US Treasury 10 yr Ultra Notes	(2,168,375)	(2,163,843)	6/18/25	—	(4,532)	(1,781)
(2)	US Treasury Long Bonds	(234,562)	(233,807)	6/18/25	—	(755)	(375)
6	US Treasury Ultra Bonds	733,500	737,092	6/18/25	—	(3,592)	2,625
Total Futures Contracts			$(208,568)		$8,270	$(11,045)	$859
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
yr – Year
NQ-FL9 [0325] 0525 (4472020)    5